Long-term loans (Details 1)	6 Months Ended
Mar. 31, 2025
Effective interest rate	4.50%
Secured long-term loans Non Current Portion [Member] | Xinmao Group Co Ltd [Member]
Loan commencement date	May 01, 2024
Loan maturity date	Apr. 30, 2027
Effective interest rate	4.50%